Fees Summary	Aug. 03, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 39,189,984.33
Total Fee Amount	5,412.13
Total Offset Amount	0.00
Net Fee	$ 5,412.13
Offering Table N/A
Offset Table N/A	N/A